Stock Based Compensation - Summary of stock based compensation activity's (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		1,343,777
Number of Shares, Granted | shares		1,961,956
Number of Shares, Forfeited | shares		(789)
Number of Shares, Outstanding | shares		3,304,944	1,343,777
Weighted Average Grant-date Fair Value, Outstanding		$ 21.87
Weighted Average Grant-date Fair Value, Granted		52.29
Weighted Average Grant-date Fair Value, Forfeited		46.23
Weighted Average Grant-date Fair Value, Outstanding		$ 39.92	$ 21.87
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		2,128,724
Number of Shares, Exercised | shares		(695,915)
Number of Shares, Outstanding | shares		1,432,809	2,128,724
Number of Shares, Exercisable | shares		1,432,809
Weighted Average Grant-date Fair Value, Outstanding		$ 15.81
Weighted Average Grant-date Fair Value, Exercised		13.8
Weighted Average Grant-date Fair Value, Outstanding		16.78 [1]	$ 15.81
Weighted Average Grant-date Fair Value, Exercisable	[1]	16.78
Weighted Average Share Price on Exercise Date, Exercised		$ 45.76
Weighted Average Remaining Contractual Term (in years)		1 year 9 months 18 days	2 years 2 months 12 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.